Principal Exchange-Traded Funds

Supplement dated May 2, 2016
to the Statement of Additional Information dated November 1, 2015 as amended and restated February 24, 2016 and updated March 21, 2016

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF TRUSTEES
Under the Officers of the Trust section, remove the row for Teresa M. Button and add Gina L. Graham in alphabetical order:

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years** (unless noted otherwise)
Gina L. Graham Des Moines, IA 50392 1965	Treasurer (since 2016)
Vice President/Treasurer, PFA (since 2016)
Vice President/Treasurer, PFD (since 2016)
Vice President/Treasurer, PGI (since 2016)
Vice President/Treasurer, PLIC (since 2016)
Vice President/Treasurer, PMC (since 2016)
Vice President/Treasurer, Principal-REI (since 2016)
Vice President/Treasurer, PSI (since 2016)
Vice President/Treasurer, PSS (since 2016)

Under the Officers of the Trust section, remove the row for Clint Woods and replace with the following:

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years** (unless noted otherwise)
Clint Woods Des Moines, IA 50392 1961	Vice President (since 2016) Counsel (since 2015)
Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, PLIC (since 2015)
Assistant General Counsel, Assistant Corporate Secretary, and
Governance Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)

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